Related party disclosures - Key management personnel compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party disclosures
Short-term employee benefits	$ 4,201	$ 2,034
Post-employment benefits	122	27
Share-based payments	4,471	3,332	$ 224
Total	$ 8,794	$ 5,393	$ 224